UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zak Capital, Inc.
Address:	100 North Sixth Street
		Suite 476-A
		Minneapolis, MN  55403

13F File Number:  28-6872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Kathy A. Carlson
Title:	V.P., Director of Portfolio Administration
Phone:	612-372-6449
Signature, Place, and Date of Signing:

	Kathy A. Carlson		Minneapolis, MN		August 10, 1999

Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ] 	13F NOTICE.

[   ]		13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$640,211

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC TELECOMMUNICATIONS         COM              000886101     8069   177090 SH       SOLE                   172190              4900
ALLIANT TECHSYSTEMS            COM              018804104    10623   122810 SH       SOLE                   120710              2100
AMC ENTERTAINMENT              COM              001669100     2970   154300 SH       SOLE                   154300
AMERICAN ITALIAN PASTA CO      COM              027070101    25242   831025 SH       SOLE                   815425             15600
APPLIED POWER INC              COM              038225108    17261   631995 SH       SOLE                   619695             12300
AUTODESK INC COM               COM              052769106    21513   727715 SH       SOLE                   712415             15300
AVIATION SALES COMPANY         COM              053672101     3322    84100 SH       SOLE                    84100
BANK UNITED                    COM              065412108     2834    70520 SH       SOLE                    67220              3300
BIO LOGIC SYS CORP COM         COM              090909102      107    20500 SH       SOLE                    20500
BISYS GROUP                    COM              055472104     6982   119355 SH       SOLE                   115855              3500
CENTOCOR INC COM               COM              152342101    14457   310065 SH       SOLE                   304665              5400
COOPER CAMERON                 COM              216640102     5411   145995 SH       SOLE                   141995              4000
DIAL CORPORATION               COM              25247D101     9839   264580 SH       SOLE                   256080              8500
DRILL-QUIP INC.                COM              262037104     9657   421000 SH       SOLE                   421000
ENDOSONICS CORP COM            COM              29264K105      147    21000 SH       SOLE                    21000
EQUIFAX                        COM              294429105     5166   144755 SH       SOLE                   138155              6600
FINOVA GROUP INC COM           COM              317928109    19713   374590 SH       SOLE                   367790              6800
FOREST LABS INC CL A           COM              345838106     6867   148485 SH       SOLE                   145185              3300
GROUP 1 AUTOMOTIVE INC.        COM              398905109     2438   115400 SH       SOLE                   115400
HCC INSURANCE HOLDINGS INC     COM              404132102    10623   468235 SH       SOLE                   455535             12700
HEALTH MANAGEMENT              COM              421933102    12171  1081850 SH       SOLE                  1060150             21700
HELLER FINANCIAL               COM              423328103     7707   277100 SH       SOLE                   269500              7600
HNC SOFTWARE                   COM              40425P107    14601   473865 SH       SOLE                   463665             10200
IBP INC                        COM              449223106     1833    77200 SH       SOLE                    77200
INTERNATIONAL BUS MACH COM     COM              459200101      220     1700 SH       SOLE                     1700
JD EDWARDS                     COM              281667105    10114   546720 SH       SOLE                   535420             11300
LITTELFUSE, INC.               COM              537008104     9185   477135 SH       SOLE                   463935             13200
LORAL SPACE AND COMMUNICATIONS COM              G56462107     7730   429450 SH       SOLE                   421450              8000
M&T BANK                       COM              55261F104     5238     9523 SH       SOLE                     9273               250
MONDAVI ROBERT CORP CL A       COM              609200100    15975   439165 SH       SOLE                   430565              8600
MOOG INC                       COM              615394202     3303    96100 SH       SOLE                    96100
NATIONAL INSTRUMENTS           COM              636518102     9578   237225 SH       SOLE                   229725              7500
NORTH FORK BANK                COM              659424105     3077   143930 SH       SOLE                   137330              6600
OMNICARE                       COM              681904108    19083  1511535 SH       SOLE                  1480535             31000
ORBITAL SCIENCES               COM              685564106     7823   331130 SH       SOLE                   325030              6100
ORTHODONTIC CTRS AMER COM      COM              68750P103    21124  1495530 SH       SOLE                  1463730             31800
PEDIATRIX MEDICAL GROUP        COM              705324101    25751  1211805 SH       SOLE                  1187005             24800
PEREGRINE SYSTEMS              COM              71366Q101    14977   583030 SH       SOLE                   571530             11500
PIZZA INN INC NEW COM          COM              725848105      104    31000 SH       SOLE                    31000
PROVINCE HEALTHCARE            COM              743977100     3200   164100 SH       SOLE                   164100
RACING CHAMPIONS               COM              750069106     2415   339000 SH       SOLE                   339000
RADIAN GROUP INC               COM              750236101    17709   362800 SH       SOLE                   355700              7100
RESTORATION HARDWARE           COM              760981100     2196   164200 SH       SOLE                   164200
ROBERT HALF INTERNATIONAL      COM              770323103     8404   325590 SH       SOLE                   315990              9600
RSL COMMUNICATIONS CLS A       COM              G7702U102    20657  1069610 SH       SOLE                  1048510             21100
SIPEX                          COM              829909100     5107   249100 SH       SOLE                   249100
SOVEREIGN BANCORP              COM              845905108     4798   395695 SH       SOLE                   384895             10800
STEEL DYNAMICS INC.            COM              858119100    14167   915855 SH       SOLE                   896855             19000
STERLING COMMERC               COM              859205106    33545   912777 SH       SOLE                   893577             19200
STEWART ENTERPRISES            COM              860370105    14020   962730 SH       SOLE                   944330             18400
SYBRON INTL CORP COM           COM              87114F106    10619   385270 SH       SOLE                   374670             10600
SYKES ENTERPRISES, INC.        COM              871237103    16298   488325 SH       SOLE                   476725             11600
SYNOPSYS                       COM              871607107    18699   338825 SH       SOLE                   331325              7500
TCF FINANCIAL                  COM              872275102     7065   253460 SH       SOLE                   246860              6600
TOTAL RENAL CARE               COM              89151A107    18843  1210810 SH       SOLE                  1188110             22700
WARNACO GROUP INC CL A         COM              934390105    19804   740330 SH       SOLE                   724730             15600
WEATHERFORD                    COM              947074100     7830   213795 SH       SOLE                   206495              7300
WESLEY JESSEN                  COM              951018100    33609  1038120 SH       SOLE                  1014720             23400
WOLVERINE WORLDWIDE            COM              978097103     8392   599425 SH       SOLE                   583125             16300